Commitments and Contingencies - Summary of Asset Retirement Obligation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Balance, beginning of the year	$ 690	$ 652
Additional obligations recognized in the current year	168
Accretion expense	75	38
Balance, end of year	$ 933	$ 690